Property And Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Property And Equipment [Abstract]
Property And Equipment

Note 2 – Property and Equipment

The net carrying value of property and equipment consisted of the following as of:

	September 30, 2011 (Unaudited)	December 31, 2010
Furniture and fixtures	$427,121	$427,121
Equipment	3,058,307	3,078,393
Software	5,851,825	5,514,375
Leasehold improvements	321,873	321,873

Subtotal	9,659,126	9,341,762
Less: accumulated depreciation and amortization	(7,741,970)	(6,592,664)

Net property and equipment from continuing operations	$1,917,156	$2,749,098

Depreciation expense for the three months ended September 30, 2011 and 2010 was approximately $379,000 and $455,000, respectively. Additionally, depreciation expense for the nine months ended September 30, 2011 and 2010 was approximately $1,184,000 and $1,390,000, respectively. Depreciation is included in selling, general and administrative expenses in the accompanying consolidated statements of operations.

Note 4 – Property and Equipment

The net carrying value of property and equipment at December 31, 2010 and 2009 was as follows:

	2010	2009
Furniture and fixtures	$427,121	$639,107
Equipment	3,078,393	3,161,665
Software	5,514,375	4,862,195
Leasehold improvements	321,873	321,873
Assets not yet in service	—	25,912

Subtotal	9,341,762	9,010,752
Less: accumulated depreciation and amortization	(6,592,664)	(4,973,777)

Net property and equipment from continuing operations	$2,749,098	$4,036,975
Net property and equipment from discontinued operations	—	844,193

Total	$2,749,098	$4,881,168